Message From The Investment Adviser                         Brenton Mutual Funds
--------------------------------------------------------------------------------


[DATE TO COME]

Dear Shareholders,

The past six months have been turbulent in all areas of the financial markets. Along the way, the thirty-year U.S. Treasury Bond went from a yield of 5.63% on March 31 to 6.06% on September 30 while reaching a peak of 6.38%. The Dow Jones Industrial Average moved from 9,786.16 to 10,337.0 with a peak of 11,326.0. The underlying volatility seems to be the result of continued uncertainty over the strength of the economy. There have been numerous conflicting economic indicators in recent months that have made predicting the direction of interest rates and their impact on corporate earnings and equity prices very difficult. Inflation appears to be picking up but not reaching danger levels and more importantly, the already slow and long expansion of 35 quarters appears to be safe at this point.

Intermediate U.S. Government Securities Fund

Most of the various sectors of the fixed income market performed well enough in September to offset the negative returns of July and August to finish the quarter in positive territory. If the broad market indexes would have recorded negative returns for the quarter, it would have been the third quarter in a row of negative returns. Since these indexes were created in 1973, they have never posted three consecutive quarters of negative returns.

The Brenton Intermediate U.S. Government Securities Fund showed a negative return of 0.92% for the last six months (without load)* and a negative return of 1.61% (without load) during the last year ended September 30, 1999. This compares with a negative 1.18% for the average Intermediate U.S. Government bond fund as measured by Lipper U.S. Government Bond Index/2/ for the year ended September 30, 1999. The Brenton Intermediate U.S. Government Securities Fund showed an average annual return of 6.01% (without load) for the five-year period ended September 30, 1999 and an annual average return of 5.73% (without load) since the inception date of August 9, 1994. The duration of the fund continues to resemble that of its benchmark, the Merrill Lynch 3-7 Year Government Index./3/ Our outlook continues to be favorable for financial markets and interest rates may move lower from current levels. With this in mind, prospects for achieving solid real returns for shareholders are good.

Value Equity Fund

The Brenton Value Equity Fund has a very solid yearly return as of September 30, 1999 of 27.81% (without load) compared to the Standard and Poors 500 Index/4/ return of 27.81%. The six-month return for the fund was -0.08% (without load)* versus the index return of 0.36%. The Value Equity Fund had average annual returns of 20.26% (without load) for the five-year period ended September 30, 1999 and 19.72% (without load) since the inception date of August 9, 1994.

We view any weakness in the market as an opportunity to add high quality companies with steady long-term earnings growth to our portfolio at levels well below recent highs. Our view headed into year-end continues to be guarded optimism. We feel that there will likely be very few large disturbances caused by Y2K and most of the volatility will come from investor fear. As we are now wrapping up one of the big earnings announcement seasons we hope that this will bring back some stability to all financial markets. As we have seen all year, any weakness in quarterly earnings can spell disaster for share prices.

U.S. Government Money Market Fund/1/

The Brenton U.S. Government Money Market Fund continues to produce solid returns for investors. The total return over the last year ended September 30, 1999 was 4.14%. The Brenton U.S. Government Money Market Fund (Class M) had an average

--------------------------------------------------------------------------------

Message From The Investment Adviser                         Brenton Mutual Funds
--------------------------------------------------------------------------------

annual return of 4.75% for the five-year period ended September 30, 1999 and an average annual return of 4.71% since the inception date of August 9, 1994. The seven-day yield of the fund was 4.38% as of September 30, 1999. The Federal Reserve has increased the fed funds rate twice in recent months to 5.25% and may tighten once more prior to year-end putting the benchmark overnight rate at 5.50%. We continue to maintain a short average maturity and may extend this as interest rates rise. As always, purchases continue to be focused in high quality U.S. government agency obligations.

We appreciate the opportunity to serve your investment needs and will work hard to continue to earn your confidence and support. If you have questions, would like a prospectus or require any assistance, please contact your investment representative or call 1-800-706-FUND.

Sincerely,
/s/ Matt J. Schmitt
Matt J. Schmitt
Assistant Vice President/Portfolio Manager
Brenton Investments, Inc.

*The Brenton Intermediate U.S. Government Securities Fund, which imposes a 3.50% maximum sales charge, showed loaded returns of -4.36%, -5.07%, -5.26%, and 5.00% for the sixth month period, one-year period, and five-year periods ending September 30, 1999, and since the inception date of August 9, 1994, respectively. The Brenton Value Equity Fund, which imposes a 4.50% maximum sales charge, showed loaded returns of -4.58%, 22.03%, 19.16%, and 18.66% for the sixth month period, one-year period, and five-year periods ending September 30, 1999, and since the inception date of August 9, 1994, respectively.

Past performance is no guarantee of future results. The investment return and Net Asset Value (NAV) will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The composition of the fund's holdings is subject to change.

For more complete information on any of the Brenton Mutual Funds, including fees, expenses and sales charges, please call 1-800-706-FUND for a free prospectus. Please read the prospectus carefully before investing or sending money.

/1/An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

/2/The Lipper U.S. Government Bond Index represents the average performance of a universe of 30 actively-managed bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

/3/The Merrill Lynch 3-7 year Government index is a representative of the performance of the intermediate U.S. Government securities. The Index does not reflect the reduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

/4/The performance of the Brenton Value Equity Fund is measured against the Standard & Poor's 500 Index, which is generally representative of the performance of the stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

Shares of the Funds are NOT FDIC INSURED, nor are they insured by any government agency. Fund shares are not deposits or other obligations of, or guaranteed or endorsed by, Brenton Bank or its affiliates. An investment in the Funds involves investment risks, including the possible loss of the principal amount invested.

The Brenton Mutual Funds are a family of mutual funds distributed by BISYS Fund Services which is independent of Brenton Bank and its affiliates. Brenton Brokerage is a registered broker-dealer from whom shares of the Brenton Mutual Funds may be purchased.

--------------------------------------------------------------------------------

                               Table of Contents

                      Statements of Assets and Liabilities
                                     Page 4

                            Statements of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                       Schedules of Portfolio Investments
                                     Page 8

                         Notes to Financial Statements
                                    Page 13

                              Financial Highlights
                                    Page 18

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      Statements of Assets and Liabilities
                               September 30, 1999
                                  (Unaudited)

                                                      Intermediate
                                    U.S.Government   U.S. Government
                                     Money Market      Securities    Value Equity
                                         Fund             Fund           Fund
                                    --------------   --------------- ------------
             ASSETS:
Investments, at value (cost
 $52,234,539; $25,842,220;
 $34,949,673, respectively).......   $52,234,539       $25,386,613   $53,151,341
Cash..............................           991                --            --
Interest and dividends receivable.            --           443,523        61,604
Prepaid expenses and other assets.         7,239             3,271         6,794
                                     -----------       -----------   -----------
    Total Assets..................    52,242,769        25,833,407    53,219,739
                                     -----------       -----------   -----------
           LIABILITIES:
Dividends payable.................       177,901           118,424         1,030
Accrued expenses and other
 payables
  Investment advisory fees........        12,446            10,480        29,767
  Administration fees.............           880               283         1,157
  Distribution and shareholder
   service fees...................         2,915               425         2,241
  Other fees......................        42,453            14,808        37,862
                                     -----------       -----------   -----------
    Total Liabilities.............       236,595           144,420        72,057
                                     -----------       -----------   -----------
    Total Net Assets..............   $52,006,174       $25,688,987   $53,147,682
                                     ===========       ===========   ===========
           NET ASSETS:
Capital...........................   $52,006,527       $26,099,915   $27,907,160
Undistributed net investment
 income...........................            --            13,513        11,662
Undistributed (distributions in
 excess of) net realized gains....          (353)           31,166     7,027,192
Net unrealized appreciation
 (depreciation) from investments..            --          (455,607)   18,201,668
                                     -----------       -----------   -----------
    Net Assets....................   $52,006,174       $25,688,987   $53,147,682
                                     ===========       ===========   ===========
Single Class or Class M Shares
Net Assets........................   $41,322,756       $25,688,987   $53,147,682
Outstanding units of beneficial
 interest (shares)................    41,323,150         2,587,681     2,702,270
                                     -----------       -----------   -----------
Net asset value--redemption price
 per share........................   $      1.00       $      9.93   $     19.67
                                     ===========       ===========   ===========
Maximum Sales Charge..............            --              3.50%         4.50%
                                     -----------       -----------   -----------
Maximum Offering Price per share
 (100%/(100%-Maximum Sales Charge)
 of net asset value adjusted to
 the nearest cent)................   $      1.00(a)    $     10.29   $     20.60
                                     ===========       ===========   ===========
Class S Shares
Net Assets........................   $10,683,418
Outstanding units of beneficial
 interest (shares)................    10,683,417
                                     ===========
Net asset value--offering and
 redemption price per share.......   $      1.00(a)
                                     ===========

--------
(a) Offering price and redemption price are the same for the U.S. Government Money Market Fund.
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                            Statements of Operations
                    For the Period Ended September 30, 1999
                                  (Unaudited)

                                                     Intermediate
                                    U.S. Government U.S. Government
                                     Money Market     Securities    Value Equity
                                         Fund            Fund           Fund
                                    --------------- --------------- ------------
INVESTMENT INCOME:
Interest income...................    $1,223,765       $ 823,054    $     4,807
Dividend income...................            --           6,765        416,002
Foreign tax withholding...........            --              --           (988)
                                      ----------       ---------    -----------
  Total income....................     1,223,765         829,819        419,821
                                      ----------       ---------    -----------
EXPENSES:
Investment advisory fees..........        98,494          65,355        193,313
Administration fees...............        49,247          26,903         58,604
Distribution and shareholder
 service fees--Single Class or
 Class M..........................        95,598          67,257        146,511
Distribution and shareholder
service fees--Class S.............        39,525              --             --
Custodian fees....................         8,211           2,177          7,214
Fund accounting fees..............        20,053          14,671         15,835
Transfer agent fees...............        54,037          11,848         33,548
Trustees' fees....................         3,505           1,400          2,972
Other.............................        40,937          18,243         42,272
                                      ----------       ---------    -----------
  Total Expenses..................       409,607         207,854        500,269
Less: Fee waivers.................      (155,144)        (78,018)      (131,861)
                                      ----------       ---------    -----------
  Net expenses....................       254,463         129,836        368,408
                                      ----------       ---------    -----------
Net Investment Income.............       969,302         699,983         51,413
                                      ----------       ---------    -----------
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains from investment
transactions......................             5          19,686      3,847,780
Net change in unrealized
depreciation from investments.....            --        (980,245)    (3,541,529)
                                      ----------       ---------    -----------
Net realized/unrealized
gains/(losses) from investments...             5        (960,559)       306,251
                                      ----------       ---------    -----------
Change in net assets resulting
from operations...................    $  969,307       $(260,576)   $   357,664
                                      ==========       =========    ===========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      Statements of Changes in Net Assets

                                                      U.S. Government
                                                     Money Market Fund
                                                 ---------------------------
                                                 Period Ended    Year Ended
                                                 September 30,   March 31,
                                                     1999           1999
                                                 -------------  ------------
                                                  (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.......................... $    969,302   $  1,970,730
 Net realized gains from investment
 transactions...................................            5             --
                                                 ------------   ------------
Change in net assets resulting from operations..      969,307      1,970,730
                                                 ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Class M.......................................     (771,078)    (1,754,516)
  Class S.......................................     (198,224)      (216,840)(a)
                                                 ------------   ------------
Change in net assets from shareholder
distributions...................................     (969,302)    (1,971,356)
                                                 ------------   ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued
  Class M.......................................   62,772,080     82,586,499
  Class S.......................................   13,710,309     25,295,714(a)
 Dividends reinvested
  Class M.......................................      179,417        379,814
  Class S.......................................      192,277        185,513(a)
 Cost of shares redeemed
  Class M.......................................  (60,026,165)   (86,628,864)
  Class S.......................................  (13,288,679)   (15,411,718)(a)
                                                 ------------   ------------
Change in net assets from capital share
transactions....................................    3,539,239      6,406,958
                                                 ------------   ------------
Change in net assets............................    3,539,244      6,406,332
NET ASSETS:
 Beginning of period............................   48,466,930     42,060,598
                                                 ------------   ------------
 End of period.................................. $ 52,006,174   $ 48,466,930
                                                 ============   ============
SHARE TRANSACTIONS:
 Issued
  Class M.......................................   62,772,432     82,586,499
  Class S.......................................   13,710,309     25,295,714(a)
 Reinvested
  Class M.......................................      179,417        379,814
  Class S.......................................      192,277        185,513(a)
 Redeemed
  Class M.......................................  (60,026,164)   (86,628,864)
  Class S.......................................  (13,288,678)   (15,411,718)(a)
                                                 ------------   ------------
Change in shares................................    3,539,593      6,406,958
                                                 ============   ============

(a) For the period from October 8, 1998 (commencement of operations) to March 31, 1999.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      Statements of Changes in Net Assets

                         Intermediate U.S. Government            Value Equity
                                Securities Fund                      Fund
                         -------------------------------  ---------------------------
                          Period Ended     Year Ended     Period Ended    Year Ended
                          September 30,     March 31,     September 30,   March 31,
                              1999            1999            1999           1999
                         ---------------  --------------  -------------  ------------
                           (Unaudited)                     (Unaudited)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income..  $      699,983  $    1,485,737  $     51,413   $    207,568
 Net realized gains from
  investment
  transactions..........          19,686          21,610     3,847,780      7,138,635
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........        (980,245)        130,863    (3,541,529)       (29,860)
                          --------------  --------------  ------------   ------------
Change in net assets
resulting from
operations..............        (260,576)      1,638,210       357,664      7,316,343
                          --------------  --------------  ------------   ------------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
  income................        (708,211)     (1,484,965)      (44,431)      (199,509)
 From net realized gain
  on investment.........              --        (203,382)           --     (6,896,958)
                          --------------  --------------  ------------   ------------
Change in net assets
 from shareholder
 distributions..........        (708,211)     (1,688,347)      (44,431)    (7,096,467)
                          --------------  --------------  ------------   ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................       2,013,520       9,151,758     3,726,394     11,132,692
 Dividends reinvested...         331,041         800,027        75,619      5,378,568
 Cost of shares
  redeemed..............      (4,525,811)     (7,395,056)  (12,884,999)   (11,761,484)
                          --------------  --------------  ------------   ------------
Change in net assets
 from capital share
 transactions...........      (2,181,250)      2,556,729    (9,082,986)     4,749,776
                          --------------  --------------  ------------   ------------
Change in net assets....      (3,150,037)      2,506,592    (8,769,753)     4,969,652
NET ASSETS:
 Beginning of period....      28,839,024      26,332,432    61,917,435     56,947,783
                          --------------  --------------  ------------   ------------
 End of period..........  $   25,688,987  $   28,839,024  $ 53,147,682   $ 61,917,435
                          ==============  ==============  ============   ============
Accumulated
 undistributed net
 investment income
 included in net assets,
 end of period..........  $       13,513  $       21,741  $     11,662   $      4,680
                          --------------  --------------  ------------   ------------
SHARE TRANSACTIONS:
 Issued.................         199,615         881,371       181,822        578,439
 Reinvested.............          32,737          76,812         3,778        300,904
 Redeemed...............        (447,503)       (710,997)     (626,688)      (611,295)
                          --------------  --------------  ------------   ------------
Change in shares........        (215,151)        247,186      (441,088)       268,048
                          ==============  ==============  ============   ============

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON U.S. GOVERNMENT MONEY MARKET FUND

                       Schedule of Portfolio Investments
                               September 30, 1999
                                  (Unaudited)

 Principal                         Security                          Amortized
   Amount                        Description                           Cost
 ---------- -----------------------------------------------------   -----------
 U.S. Government Agencies (100.4%):
 Federal Farm Credit Bank (12.5%):
  6,520,000 Federal Farm Credit Bank, 5.08%,* 10/22/99, Discount
             Note................................................   $ 6,500,679
                                                                    -----------
 Federal Home Loan Bank: (87.9%):
 12,516,000 Federal Home Loan Bank, 5.20%,* 10/1/99, Discount
             Note................................................    12,516,000
 13,500,000 Federal Home Loan Bank, 5.14%,* 10/15/99, Discount
             Note................................................    13,472,857
  8,000,000 Federal Home Loan Bank, 5.22%,* 11/3/99, Discount
             Note................................................     7,961,583

 Principal                        Security                          Amortized
   Amount                        Description                          Cost
 ---------- ----------------------------------------------------   -----------
 U.S. Government Agencies, continued:
 Federal Home Loan Bank, continued:
 12,000,000 Federal Home Loan Bank, 5.46%,* 1/28/00, Discount
             Note...............................................   $11,783,420
                                                                   -----------
                                                                    45,733,860
                                                                   -----------
  Total U.S. Government Agencies                                    52,234,539
                                                                   -----------
  Total (Amortized Cost $52,234,539)(a)--100.4%                     52,234,539
  Other assets in excess of liabilities--(0.4)%                       (228,365)
                                                                   -----------
  TOTAL NET ASSETS--100.0%                                         $52,006,174
                                                                   ===========

--------
Percentages indicated are based on net assets of $52,006,174.
*Effective yield at date of purchase.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

                       Schedule of Portfolio Investments
                               September 30, 1999
                                  (Unaudited)

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Investment Companies (0.1%):
    26,648 Goldman Federal Portfolio Money Market.................   $    26,648
                                                                     -----------
   Total Investment Companies                                             26,648
                                                                     -----------
 U.S. Government Agencies (87.0%):
 Fannie Mae (27.6%):
 2,900,000 5.75%, 6/15/05.........................................     2,808,041
 1,500,000 6.74%, 7/9/07..........................................     1,509,930
   448,293 6.50%, 3/1/09..........................................       443,667
 1,459,867 7.50%, 11/1/17.........................................     1,474,918
   841,236 7.50%, 12/1/25.........................................       846,755
                                                                     -----------
                                                                       7,083,311
                                                                     -----------
 Federal Home Loan Bank: (51.9%):
 3,000,000 5.69%, 4/15/03.........................................     2,931,060
 1,000,000 6.89%, 4/6/04..........................................     1,014,640
 3,500,000 Federal Home Loan Bank, 5.52%, 4/13/04.................     3,367,699
 1,000,000 7.36%, 7/1/04..........................................     1,034,100
 1,000,000 7.32%, 4/21/05.........................................     1,035,560
 3,000,000 6.32%, 6/28/05.........................................     2,967,720
 1,000,000 6.15%, 11/28/05........................................       980,380
                                                                     -----------
                                                                      13,331,159
                                                                     -----------

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 U.S. Government Agencies, continued:
 Freddie Mac (6.4%):
 1,000,000 6.75%, 8/1/05..........................................   $ 1,009,920
   649,848 6.50%, 7/1/08..........................................       640,504
                                                                     -----------
                                                                       1,650,424
                                                                     -----------
 Ginnie Mae (1.1%):
   285,825 7.00%, 5/1/10..........................................       284,931
                                                                     -----------
   Total U.S. Government Agencies                                     22,349,825
                                                                     -----------
 U.S. Treasury Notes (11.7%):
 1,000,000 6.38%, 1/15/00.........................................     1,003,360
 2,000,000 5.88%, 9/30/02.........................................     2,006,780
                                                                     -----------
   Total U.S. Treasury Notes                                           3,010,140
                                                                     -----------
   Total (Cost $25,842,220)(a)--98.8%                                 25,386,613
   Other assets in excess of liabilities--1.2%                           302,374
                                                                     -----------
   TOTAL NET ASSETS--100.0%                                          $25,688,987
                                                                     ===========

--------
Percentages indicated are based on net assets of $25,688,987.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $  49,986
   Unrealized depreciation...  (505,593)
                              ---------
   Net unrealized
   appreciation.............. $(455,607)
                              =========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                       Schedule of Portfolio Investments
                               September 30, 1999
                                  (Unaudited)

                                  Security                              Market
 Shares                          Description                             Value
 ------ ------------------------------------------------------------   ---------
 Common Stocks (98.7%):
 Aerospace/Defense (0.8%):
  7,000 General Motors Corp.--Class H(b)............................   $ 400,750
                                                                       ---------
 Auto Parts (0.1%):
  4,892 Delphi Automotive Systems...................................      78,578
                                                                       ---------
 Banks (6.9%):
 15,276 Bank Of America Corp........................................     850,682
 14,850 Bank One Corp. .............................................     516,966
 10,000 Chase Manhattan Corp........................................     753,750
  6,000 First Union Corp. ..........................................     213,375
 10,000 U.S. Bancorp................................................     301,875
 27,000 Wells Fargo Co..............................................   1,069,874
                                                                       ---------
                                                                       3,706,522
                                                                       ---------
 Beverages--Non-alcoholic (1.8%):
  9,200 Coca-Cola Co................................................     442,175
 16,700 PepsiCo, Inc................................................     505,175
                                                                       ---------
                                                                         947,350
                                                                       ---------
 Beverages--Wines & Spirits (1.3%):
 10,000 Anheuser-Busch Cos., Inc. ..................................     700,625
                                                                       ---------
 Capital Equipment (1.4%):
 10,000 Illinois Tool Works, Inc....................................     745,625
                                                                       ---------
 Chemicals--Diversified (0.6%):
  5,019 Du Pont (E.I.) de Nemours & Co..............................     305,532
                                                                       ---------
 Chemicals--Speciality (0.7%):
 11,000 Sigma-Aldrich Corp..........................................     349,250
                                                                       ---------
 Computer Software (8.7%):
  5,000 America Online, Inc.........................................     520,000
 15,000 Cisco Systems, Inc.(b)......................................   1,028,437
  8,000 Dell Computer Corp.(b)......................................     334,500
  7,000 Electronic Data Systems Corp................................     370,563
  6,500 Hewlett-Packard Co..........................................     598,000
 20,000 Microsoft Corp.(b)..........................................   1,811,249
                                                                       ---------
                                                                       4,662,749
                                                                       ---------
 Computers (3.6%):
 10,000 EMC Corp.(b)................................................     714,375
 10,000 International Business Machines Corp........................   1,213,750
                                                                       ---------
                                                                       1,928,125
                                                                       ---------

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Containers & Packaging (0.5%):
 10,000 Crown Cork & Seal Co., Inc................................   $   242,500
                                                                     -----------
 Cosmetics/Personal Care (0.5%):
  8,000 Gillette Co...............................................       271,500
                                                                     -----------
 Defense (0.5%):
  6,000 Raytheon Co-Class A.......................................       291,000
                                                                     -----------
 Diversified Operations (5.1%):
 16,600 General Electric Co.......................................     1,968,137
  8,100 Minnesota Mining & Manufacturing Co.......................       778,106
                                                                     -----------
                                                                       2,746,243
                                                                     -----------
 Electrical Equipment (3.0%):
  6,000 Emerson Electric Co.......................................       379,125
 11,785 Tyco International Ltd....................................     1,216,801
                                                                     -----------
                                                                       1,595,926
                                                                     -----------
 Electronic Components (2.5%):
 12,000 Intel Corp. ..............................................       891,750
  5,000 Motorola, Inc.............................................       440,000
                                                                     -----------
                                                                       1,331,750
                                                                     -----------
 Electronic Components--Semiconductors (1.2%):
 10,000 Xilinx, Inc.(b)...........................................       655,313
                                                                     -----------
 Energy (0.6%):
 11,000 Reliant Energy, Inc. .....................................       297,688
                                                                     -----------
 Financial Services (5.4%):
 22,000 Citigroup, Inc............................................       967,999
  7,500 Federal Home Loan Mortgage Corp...........................       390,000
 12,000 MGIC Investment Corp......................................       573,000
  8,000 Morgan Stanley Dean Witter & Co...........................       713,500
 10,000 Washington Mutual Inc. ...................................       292,500
                                                                     -----------
                                                                       2,936,999
                                                                     -----------
 Food Products & Services (2.3%):
 20,000 ConAgra, Inc..............................................       451,250
 32,600 Sara Lee Corp. ...........................................       764,063
                                                                     -----------
                                                                       1,215,313
                                                                     -----------
 Health Care--Drugs (3.8%):
 20,000 Bristol Myers Squibb Co...................................     1,350,000
 10,000 Merck & Co., Inc..........................................       648,125
                                                                     -----------
                                                                       1,998,125
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  Schedule of Portfolio Investments, Continued
                               September 30, 1999
                                  (Unaudited)

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Health Care--General Products (2.4%):
 13,600 Johnson & Johnson.........................................   $ 1,249,500
                                                                     -----------
 Household--General Products (2.1%):
 10,000 Newell Rubbermaid Inc.....................................       285,625
  9,000 Procter & Gamble Co. .....................................       843,750
                                                                     -----------
                                                                       1,129,375
                                                                     -----------
 Insurance (2.8%):
  7,500 American International Group, Inc.........................       652,031
  8,000 Reliastar Financial Corp.                                        268,000
  7,500 Safeco Corp...............................................       210,000
 12,000 UnumProvident Corp. ......................................       353,250
                                                                     -----------
                                                                       1,483,281
                                                                     -----------
 Medical Instruments (0.4%):
  6,000 Medtronic, Inc............................................       213,000
                                                                     -----------
 Medical-Hospital Management & Services (0.7%):
 20,000 Tenet Healthcare Corp.(b).................................       351,250
                                                                     -----------
 Medical--Wholesale Drug Distribution (1.9%):
  7,000 Lilly (Eli) & Co. ........................................       448,000
 15,000 Pfizer, Inc...............................................       539,063
                                                                     -----------
                                                                         987,063
                                                                     -----------
 Motor Vehicles (0.8%):
  7,000 General Motors Corp.......................................       440,563
                                                                     -----------
 Multimedia (0.7%):
  6,000 Time Warner Inc...........................................       364,500
                                                                     -----------
 Natural Gas Utility (0.8%):
 15,000 Baker Hughes, Inc.........................................       435,000
                                                                     -----------
 Office Supplies, Automation & Equipment (1.9%):
  8,000 Avery Dennison............................................       422,000
 10,000 Pitney Bowes, Inc. .......................................       609,375
                                                                     -----------
                                                                       1,031,375
                                                                     -----------
 Oil & Gas (1.8%):
 10,000 Burlington Resources, Inc.................................       367,500
 10,000 Royal Dutch Petroleum Co..................................       590,625
                                                                     -----------
                                                                         958,125
                                                                     -----------
 Oil Companies--Integrated (3.7%):
  5,000 BP Amoco Co., PLC.........................................       554,063
 11,000 Exxon Corp. ..............................................       835,312

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Oil Companies, continued:
  5,500 Mobil Corp................................................   $   554,125
                                                                     -----------
                                                                       1,943,500
                                                                     -----------
 Oil Field Services (1.7%):
 10,563 Conoco Class B............................................       289,162
 10,000 Schlumberger Ltd..........................................       623,125
                                                                     -----------
                                                                         912,287
                                                                     -----------
 Paint & Related Products (0.6%):
 15,000 Sherwin-Williams Co.......................................       314,063
                                                                     -----------
 Paper & Related Products (1.8%):
  9,000 Kimberly-Clark Corp.......................................       472,500
 10,000 Lowe's Cos., Inc..........................................       487,500
                                                                     -----------
                                                                         960,000
                                                                     -----------
 Pharmaceuticals (2.0%):
  9,000 Abbott Laboratories.......................................       330,750
  9,000 Schering-Plough Corp......................................       392,625
  5,000 Warner Lambert Co. .......................................       331,875
                                                                     -----------
                                                                       1,055,250
                                                                     -----------
 Restaurants (0.8%):
 10,000 McDonald's Corp...........................................       430,000
                                                                     -----------
 Retail--Convenience Stores (0.9%):
 35,000 Casey's General Stores, Inc...............................       469,219
                                                                     -----------
 Retail--General Merchandise (1.8%):
 20,000 Wal Mart Stores, Inc......................................       951,250
                                                                     -----------
 Retail--Specialty Stores (1.4%):
 11,000 Home Depot, Inc...........................................       754,875
                                                                     -----------
 Steel (0.5%):
  6,000 Nucor Corp................................................       285,750
                                                                     -----------
 Technology (0.7%):
  9,000 NSTAR.....................................................       348,750
                                                                     -----------
 Telecommunications (1.8%):
 13,000 MCI Worldcom, Inc.(b).....................................       934,375
                                                                     -----------
 Telecommunications Equipment (1.6%):
 13,000 Lucent Technologies, Inc..................................       843,375
                                                                     -----------
 Tobacco (0.8%):
 12,000 Philip Morris Cos., Inc. .................................       410,250
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  Schedule of Portfolio Investments, Continued
                               September 30, 1999
                                  (Unaudited)

                                 Security                              Market
 Shares                         Description                             Value
 ------ ----------------------------------------------------------   -----------
 Common Stocks, continued:
 Utilities--Electric (1.7%):
 15,000 AES Corp.(b)..............................................   $   885,000
                                                                     -----------
 Utilities--Gas & Pipeline (0.9%):
 12,000 Sonat, Inc. ..............................................       476,250
                                                                     -----------
 Utilities--Telephone (5.0%):
 15,000 AT&T Corp.................................................       652,500
 14,800 GTE Corp..................................................     1,137,750
 17,000 SBC Communications, Inc. .................................       868,063
                                                                     -----------
                                                                       2,658,313
                                                                     -----------
 Wholesale (1.9%):
 16,000 Arrow Electronics, Inc.(b)................................       282,000
 20,000 Sysco Corp................................................       701,250
                                                                     -----------
                                                                         983,250
                                                                     -----------

                                 Security                             Market
 Shares                         Description                            Value
 ------- --------------------------------------------------------   -----------
 Common Stocks, continued:
 Wholesale & International Trade (1.5%):
  11,000 Costco Wholesale Corp...................................   $   792,000
                                                                    -----------
   Total Common Stocks                                               52,458,252
                                                                    -----------
 Investment Companies (1.3%):
 693,089 Goldman Federal Money Market Portfolio..................       693,089
                                                                    -----------
   Total Investment Companies                                           693,089
                                                                    -----------
   Total (Cost $34,949,673)(a)--100.0%                               53,151,341
   Other assets in excess of liabilities--0.00%                          (3,659)
                                                                    -----------
   TOTAL NET ASSETS--100.%                                          $53,147,682
                                                                    ===========

------
Percentages indicated are based on net assets of $53,147,682.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $19,830,253
   Unrealized depreciation..  (1,628,586)
                             -----------
              Net unrealized
   appreciation............. $18,201,668
                             ===========

(b) Represents non-income producing securities.

PLC--Public Limited Company
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                         Notes to Financial Statements
                              September 30, 1999
                                  (Unaudited)

1. Organization:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open- end management investment company. Between the date of organization and the date of commencement of operations of the Brenton U.S. Government Money Market Fund, the Brenton Intermediate U.S. Government Securities Fund, and the Brenton Value Equity Fund, (individually, a "Fund"; collectively, the "Funds"), each a series of the Group, the Funds earned no investment income and had no operations other than incurring organizational expenses.

 The U.S. Government Money Market Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal. The Fund invests exclusively in short-term U.S. Treasury bills and notes and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). The investment objective of the Intermediate U.S. Government Securities Fund is to seek total return consistent with the production of current income and the preservation of capital. The Fund invests primarily in U.S. Government Obligations and intends to maintain a dollar-weighted average portfolio maturity of 3 to 10 years. The investment objective of the Value Equity Fund is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of equity securities.

 The Group is authorized to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Intermediate U.S. Government Securities Fund and Value Equity Fund each currently offer a single class of shares. The U.S. Government Money Market Fund offers two classes of shares, Class M Shares and Class S Shares, which have different expenses that affect performance. The U.S. Government Money Market Fund commenced offering Class S Shares on October 8, 1998. Shares issued by that Fund prior to October 8, 1998 have been redesignated Class M Shares. Shares of the Intermediate U.S. Government Securities Fund and Value Equity Fund, and Class M Shares of the U.S. Government Money Market Fund, are offered for sale to the general public. Class S shares of the U.S. Government Money Market Fund are offered only to certain eligible investors.

2. Significant Accounting Principles:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                              September 30, 1999
                                  (Unaudited)

   Securities Valuation:

   Investments of the U.S. Government Money Market Fund are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

   Investments, excluding registered investment companies, of the Intermediate U.S. Government Securities Fund and the Value Equity Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value or as determined in good faith by the investment adviser under the supervision of the Group's Board of Trustees. The difference between the cost and market values of investments held by the variable net asset value funds is reflected as either unrealized appreciation or depreciation.

   Security Transactions and Related Income:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Dividends to Shareholders:

   Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Dividends from net investment income are declared and paid monthly for the Intermediate U.S. Government Securities Fund. Dividends from net investment income are declared and paid quarterly for the Value Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each Fund.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs, expiring capital loss carry forwards and deferrals of certain losses.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                              September 30, 1999
                                  (Unaudited)

   Federal Income Taxes:

   It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve each of the Funds from all, or substantially all, federal income taxes. At September 30, 1999, the U.S. Government Money Market Fund had capital loss carryforwards which are available to offset future capital gains, if any:

                                               Capital Loss Carryforward Expires
                                               ------------------------- -------
    U.S. Government Money Market Fund.........           $353             2005
    U.S. Government Money Market Fund.........              5             2006

   Expenses:

   Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other expenses for the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

3. Purchases and Sales of Securities:

 Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 1999 are as follows:

                                                           Purchases    Sales
                                                           ---------- ----------
  Intermediate U.S. Government Securities Fund............ $4,229,352 $6,107,171
  Value Equity Fund.......................................  1,842,089  9,099,676

4. Related Party Transactions:

 Investment advisory services are provided to the Group by Brenton Bank, N.A. ("Brenton Bank"). Under the terms of the investment advisory agreement, Brenton Bank is entitled to receive fees computed daily based on a percentage of the average net assets of each Fund. For the services provided and expenses assumed pursuant to its investment advisory agreement with the Group, the Adviser receives fees computed daily and paid monthly, at the following annual rates: U.S. Government Money Market Fund--0.40% of the Fund's first $250 million in net assets and up to 0.30% of the Fund's net assets in excess of $250 million; Intermediate U.S. Government Securities Fund--up to 0.50% of the Fund's first $25 million in net assets and up to 0.30% of the Fund's net assets in excess of $25 million; and Value Equity Fund--up to 0.74% of the Fund's first $25 million of net assets and up to 0.60% of the Fund's net assets in excess of $25 million.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                              September 30, 1999
                                  (Unaudited)

 Brenton Bank also serves as custodian to the Funds. The Northern Trust Company serves as sub-investment adviser to the U.S. Government Money Market Fund. For such services, the Northern Trust Company receives an annual fee from Brenton Bank based on 0.08% of the U.S. Government Money Market Fund's average daily net assets.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. The administrator generally assists in all aspects of the Funds' administration and operation. For expenses assumed and services provided as administrator pursuant to its management and administration agreement with the Funds, BISYS receives a fee from each Fund equal to the lesser of a fee computed daily at an annual rate of (0.20%) of the Fund's average daily net assets or such other fee as may be agreed upon in writing by such Fund and the BISYS.

 BISYS Ohio serves as transfer agent to the Funds. Under the terms of the Transfer Agency agreement, BISYS Ohio is entitled to receive fees based upon a specified amount per shareholder with specified minimum per portfolio amounts and surcharges, plus certain out-of-pocket expenses. BISYS Ohio also serves as fund accountant. Under the terms of the fund accounting agreement, BISYS Ohio receives fees monthly at an annual rate of $40,000 for the U.S. Government Money Market Fund, $30,000 for the Intermediate U.S. Government Securities Fund, and the Value Equity Fund, plus certain out-of-pocket expenses.

 Certain trustees and officers of the Fund are affiliated with BISYS. Compensation paid from the Fund to trustees not affiliated with BISYS during the period ended September 30, 1999 was $3,505 for the U.S. Government Money Market, $1,400 for the Intermediate U.S. Government Securities Fund, and $2,972 for the Value Equity Fund. No remuneration was paid from the Fund to any other officer or trustee.

 The Funds (excluding Class S shares of U.S. Government Money Market Fund) have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds (and Class M shares of the U.S. Government Money Market Fund) are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.50% of average daily net assets. Class S shares of U.S. Government Money Market Fund incur distribution and services fees at an annual rate not to exceed 0.75% of average daily net assets. These fees are used by BISYS to pay banks, including Brenton Bank, brokers, dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares. As a result of the payment of sales loads and 12b-1 fees, long-term Shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD").

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                              September 30, 1999
                                  (Unaudited)

 BISYS is also entitled to receive commissions on sales of shares of the Funds. For the period ended September 30, 1999, BISYS received $4,664 from commissions earned on sales of shares of the Fund, of which $3,317 was reallowed to broker/dealers affiliated with Brenton Bank.

 Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the period ended September 30, 1999:

                                   U.S. Government  Intermediate
                                    Money Market   U.S. Government Value Equity
                                        Fund       Securities Fund     Fund
                                   --------------- --------------- ------------
  Investment Advisory Fees:
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets).......................        0.40%           0.48%          0.66%
  Voluntary fee reductions.......      $24,623              --             --
  Administration Fees:
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets).......................        0.20%           0.20%          0.20%
  Voluntary fee reductions.......      $12,311         $13,451             --
  12b-1 Fees--Single or Class M:
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets).......................        0.50%           0.50%          0.50%
  Voluntary fee reductions.......      $91,860         $64,567       $131,861
  12b-1 Fees--Class S:
  Annual fee before voluntary fee
   reductions
   (percentage of average net
   assets).......................        0.30%
  Voluntary fee reductions.......      $26,350              --             --

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                 U.S. Government
                                                Money Market Fund
                         ----------------------------------------------------------------
                                                     Class M
                         ----------------------------------------------------------------
                          Six Months      Year      Year      Year      Year    August 9,
                             Ended        Ended     Ended     Ended     Ended    1994 to
                         September 30,  March 31, March 31, March 31, March 31, March 31,
                             1999         1999      1998      1997      1996     1995(a)
                         -------------  --------- --------- --------- --------- ---------
                          (Unaudited)
Net Asset Value,
Beginning of Period.....    $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                            -------      -------   -------   -------   -------   -------
Investment Activities
  Net investment income.      0.020        0.045     0.048     0.046     0.050     0.028
                            -------      -------   -------   -------   -------   -------
    Total from
     Investment
     Activities.........      0.020        0.045     0.048     0.046     0.050     0.028
                            -------      -------   -------   -------   -------   -------
Distributions
  Net investment income.     (0.020)      (0.045)   (0.048)   (0.046)   (0.050)   (0.028)
                            -------      -------   -------   -------   -------   -------
    Total Distributions.     (0.020)      (0.045)   (0.048)   (0.046)   (0.050)   (0.028)
                            -------      -------   -------   -------   -------   -------
Net Asset Value, End of
Period..................    $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                            =======      =======   =======   =======   =======   =======
    Total return
     (excludes sales
     charge)............       2.01%(b)     4.58%     4.96%     4.67%     5.12%     2.84%(b)
Ratios/Supplementary
Data:
  Net Assets, End of
   period (000).........    $41,323      $38,397   $42,061   $34,796   $35,436   $27,810
  Ratio of expenses to
   average net assets...       0.98%(c)     0.81%     0.72%     0.77%     0.75%     0.97%(c)
  Ratio of net
   investment income to
   average net assets...       3.98%(c)     4.47%     4.86%     4.57%     4.99%     4.37%(c)
  Ratio of expenses to
   average net assets*..       1.56%(c)     1.49%     1.41%     1.47%     1.46%     1.66%(c)

--------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                        U.S. Government
                                                       Money Market Fund
                                                    -------------------------
                                                            Class S
                                                    -------------------------
                                                     Six Months    October 8,
                                                        Ended       1998 to
                                                    September 30,  March 31,
                                                        1999        1999(a)
                                                    -------------  ----------
                                                     (Unaudited)
Net Asset Value, Beginning of Period...............    $ 1.000      $ 1.000
                                                       -------      -------
Investment Activities
  Net investment income............................      0.019        0.020
                                                       -------      -------
    Total from Investment Activities...............      0.019        0.020
                                                       -------      -------
Distributions
  Net investment income............................     (0.019)      (0.020)
                                                       -------      -------
    Total Distributions............................     (0.019)      (0.020)
                                                       -------      -------
Net Asset Value, End of Period.....................    $ 1.000      $ 1.000
                                                       =======      =======
    Total return (excludes sales charge)...........       1.89%(b)     1.89%(b)
Ratios/Supplementary Data:
  Net Assets, End of period (000)..................    $10,683      $10,070
  Ratio of expenses to average net assets..........       1.21%(c)     1.11%(c)
  Ratio of net investment income to average net
   assets..........................................       3.76%(c)     3.94%(c)
  Ratio of expenses to average net assets (*)......       1.81%(c)     1.81%(c)

--------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                          Intermediate U.S. Government
                                                 Securities Fund
                         -----------------------------------------------------------------
                          Six Months       Year      Year      Year      Year    August 9,
                             Ended         Ended     Ended     Ended     Ended    1994 to
                         September 30,   March 31, March 31, March 31, March 31, March 31,
                             1999          1999      1998      1997      1996     1995(a)
                         -------------   --------- --------- --------- --------- ---------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $ 10.29       $ 10.30   $  9.91   $ 10.14   $  9.99   $ 10.00
                            -------       -------   -------   -------   -------   -------
Investment Activities
  Net investment income.       0.27          0.54      0.59      0.57      0.59      0.35
  Net realized and
   unrealized
   gains/(losses) from
   investments..........      (0.36)         0.06      0.40     (0.22)     0.15     (0.02)
                            -------       -------   -------   -------   -------   -------
    Total from
     Investment
     Activities.........      (0.09)         0.60      0.99      0.35      0.74      0.33
                            -------       -------   -------   -------   -------   -------
Distributions
  Net investment income.      (0.27)        (0.54)    (0.58)    (0.57)    (0.59)    (0.34)
  Net realized gains....         --         (0.07)    (0.02)    (0.01)       --        --
                            -------       -------   -------   -------   -------   -------
    Total Distributions.      (0.27)        (0.61)    (0.60)    (0.58)    (0.59)    (0.34)
                            -------       -------   -------   -------   -------   -------
Net Asset Value, End of
Period..................    $  9.93       $ 10.29   $ 10.30   $  9.91   $ 10.14   $  9.99
                            =======       =======   =======   =======   =======   =======
    Total return
     (excludes sales
     charge)............      (0.92)%(b)     6.00%    10.21%     3.51%     7.48%     3.42%(b)
Ratios/Supplementary
Data:
  Net Assets, End of
   Period (000).........    $25,689       $28,839   $26,332   $34,158   $34,390   $16,438
  Ratio of expenses to
   average net assets...       0.97%(c)      0.91%     0.97%     1.02%     1.07%     1.53%(c)
  Ratio of net
   investment income to
   average net assets...       5.21%(c)      5.21%     5.47%     5.64%     5.82%     5.71%(c)
  Ratio of expenses to
   average net
   assets (*)...........       1.55%(c)      1.49%     1.42%     1.47%     1.55%     2.03%(c)
  Portfolio Turnover....      16.12%        17.18%    61.25%    78.95%    30.85%    20.69%

--------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                Value Equity Fund
                         -----------------------------------------------------------------
                          Six Months       Year      Year      Year      Year    August 9,
                             Ended         Ended     Ended     Ended     Ended    1994 to
                         September 30,   March 31, March 31, March 31, March 31, March 31,
                             1999          1999      1998      1997      1996     1995(a)
                         -------------   --------- --------- --------- --------- ---------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $ 19.70       $ 19.81   $ 14.80   $ 12.95   $ 10.83   $ 10.00
                            -------       -------   -------   -------   -------   -------
Investment Activities
  Net investment income.       0.02          0.07      0.10      0.13      0.10      0.09
  Net realized and
   unrealized
   gains/(losses) from
   investments..........      (0.03)         2.32      5.41      2.11      2.70      0.83
                            -------       -------   -------   -------   -------   -------
    Total from
     Investment
     Activities.........      (0.01)         2.39      5.51      2.24      2.80      0.92
                            -------       -------   -------   -------   -------   -------
Distributions
  Net investment income.      (0.02)        (0.07)    (0.10)    (0.13)    (0.10)    (0.09)
  Net realized gains....         --         (2.43)    (0.40)    (0.19)    (0.58)       --
  In excess of net
   realized gains from
   investments..........         --            --        --     (0.07)       --        --
                            -------       -------   -------   -------   -------   -------
    Total Distributions.      (0.02)        (2.50)    (0.50)    (0.39)    (0.68)    (0.09)
                            -------       -------   -------   -------   -------   -------
Net Asset Value, End of
Period..................    $ 19.67       $ 19.70   $ 19.81   $ 14.80   $ 12.95   $ 10.83
                            =======       =======   =======   =======   =======   =======
    Total return
     (excludes sales
     charges)...........      (0.08)%(b)    13.40%    37.59%    17.44%    26.13%     9.25%(b)
Ratios/Supplementary
Data:
  Net Assets, End of
   Period (000).........    $53,148       $61,917   $56,948   $41,727   $32,353   $15,628
  Ratio of expenses to
   average net assets...       1.26%(c)      1.20%     1.20%     1.28%     1.45%     1.80%(c)
  Ratio of net
   investment income to
   average net assets...       0.16%(c)      0.36%     0.57%     0.88%     0.83%     1.39%(c)
  Ratio of expenses to
   average net assets
   (*)..................       1.71%(c)      1.65%     1.65%     1.73%     1.92%     2.30%(c)
  Portfolio Turnover....       3.28%        24.28%    33.20%    17.15%    43.80%    18.30%

--------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements

INVESTMENT ADVISER
Brenton Bank
2840 Ingersoll
Des Moines, Iowa 50312

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

AUDITORS
Ernst & Young LLP
10 West Broad Street
Suite 2300
Columbus, Ohio 43215


11/99



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                                    BRENTON
                                 MUTUAL FUNDS]




                                    [LOGO OF
                                  BRENTON BANK
                              INVESTMENT ADVISER]




                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               September 30, 1999